Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Interest to be Recognized) (Details) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Recognized Interest		$ 198,053	$ 31,882
Corresponding income tax		(24,949)	(10,353)
Additional profit recognized in the financial statements		$ 173,104	$ 21,529
Earnings per share	$ 7.46	$ 3.84	$ 5.97
Before correction [Member]
Statement Line Items [Line Items]
Earnings per share		3.49	5.93
After correction [Member]
Statement Line Items [Line Items]
Earnings per share		$ 3.84	$ 5.97
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Interest income			$ 705,064
Recognized Interest		$ 60,383	24,632
Proyectos Comercializadora el Ninzi, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Interest income			1,571,048
Recognized Interest		124,873	1,467
Industrias CH, S.A.B. de C.V. [Member]
Statement Line Items [Line Items]
Interest income			88,433
Recognized Interest		$ 12,797	$ 5,783